Material Accounting Policies - Summary of Classification and Measurement of Financial Assets (Details)	12 Months Ended
Dec. 31, 2024
To collect contractual cash flows | Solely payments of principal and interest
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	Amortized cost
Both collecting contractual cash flows and selling financial assets | Solely payments of principal and interest
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	FVOCI	[1]
Both collecting contractual cash flows and selling financial assets | Other than SPPI
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	FVTPL	[2]
To sell financial assets | Solely payments of principal and interest
Summary Of Classification And Measurement Of Financial Assets [Line Items]
Financial instruments, classified under IFRS 9	FVTPL

[1]	To eliminate or reduce an accounting mismatch, the Company may elect to recognize the amount of change in fair value in profit or loss.
[2]	On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in OCI.